Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Owned Assets (a)	Right-of-use assets (b)	Total
Net book value at December 31, 2023	$3,654,475	$757,293	$4,411,768
Net book value at December 31, 2022	$3,398,805	$756,478	$4,155,283

	Buildings, plant installations and machinery	Plants Under Construction[1]	Ocean vessels	Other	TOTAL
Cost at January 1, 2023	$5,000,999	$1,001,888	$240,867	$140,081	$6,383,835
Additions	174,058	353,609	253	4,153	532,073
Disposals and other	(294,850)	—	(397)	(15,571)	(310,818)
Cost at December 31, 2023	4,880,207	1,355,497	240,723	128,663	6,605,090
Accumulated depreciation at January 1, 2023	2,827,870	—	49,310	107,850	2,985,030
Depreciation	248,783	—	12,080	2,153	263,016
Disposals and other	(281,951)	—	—	(15,480)	(297,431)
Accumulated depreciation at December 31, 2023	2,794,702	—	61,390	94,523	2,950,615
Net book value at December 31, 2023	$2,085,505	$1,355,497	$179,333	$34,140	$3,654,475
[1] The Company is constructing a 1.8 million tonne methanol plant in Geismar, Louisiana adjacent to its Geismar 1 and Geismar 2 facilities. Included in cost of Plants Under Construction are $150 million (2022: $94 million) of capitalized interest and finance charges.

	Buildings, plant installations and machinery	Plants under construction	Ocean vessels	Other	TOTAL
Cost at January 1, 2022	$4,908,492	$561,860	$240,525	$138,378	$5,849,255
Additions	140,326	440,028	342	1,703	582,399
Disposals and other	(47,819)	—	—	—	(47,819)
Cost at December 31, 2022	5,000,999	1,001,888	240,867	140,081	6,383,835
Accumulated depreciation at January 1, 2022	2,631,268	—	37,271	105,518	2,774,057
Depreciation	248,032	—	12,039	2,332	262,403
Disposals and other	(51,430)	—	—	—	(51,430)
Accumulated depreciation at December 31, 2022	2,827,870	—	49,310	107,850	2,985,030
Net book value at December 31, 2022	$2,173,129	$1,001,888	$191,557	$32,231	$3,398,805

Schedule of right-of-use assets

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2023	$846,977	$286,036	$68,701	$1,201,714
Additions	83,333	52,909	5,951	142,193
Disposals and other	(19,589)	(6,504)	(16,031)	(42,124)
Cost at December 31, 2023	910,721	332,441	58,621	1,301,783
Accumulated depreciation at January 1, 2023	245,873	160,163	39,200	445,236
Depreciation	88,040	36,140	6,583	130,763
Disposals and other	(19,589)	—	(11,920)	(31,509)
Accumulated depreciation at December 31, 2023	314,324	196,303	33,863	544,490
Net book value at December 31, 2023	$596,397	$136,138	$24,758	$757,293

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2022	$657,774	$258,743	$64,700	$981,217
Additions	232,536	27,293	4,001	263,830
Disposals and other	(43,333)	—	—	(43,333)
Cost at December 31, 2022	846,977	286,036	68,701	1,201,714
Accumulated depreciation at January 1, 2022	214,004	125,494	30,768	370,266
Depreciation	75,586	34,669	8,432	118,687
Disposals and other	(43,717)	—	—	(43,717)
Accumulated depreciation at December 31, 2022	245,873	160,163	39,200	445,236
Net book value at December 31, 2022	$601,104	$125,873	$29,501	$756,478